Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balances - December 26, 2010 at Dec. 26, 2010	$ 1,888	$ 2,631,304		$ (3,096,017)	$ 338,640	$ (124,185)
Balances - December 26, 2010 (in Shares) at Dec. 26, 2010	18,876,000
Issuances of restricted shares (in Shares)	60,400
Share-based compensation		139,773				139,773
Net income (loss)				1,842,186	153,845	1,996,031
Distributions from non-controlling interest					(107,000)	(107,000)
Balance at Dec. 25, 2011	1,888	2,771,077		(1,253,831)	385,485	1,904,619
Balance (in Shares) at Dec. 25, 2011	18,936,400					18,936,400
Issuances of restricted shares (in Shares)	28,800
Forfeitures of restricted shares (in Shares)	(13,500)
Share-based compensation		220,449				220,449
Other comprehensive loss			(284,294)			(284,294)
Net income (loss)				180,099	95,040	275,139
Distributions from non-controlling interest					(40,000)	(40,000)
Elimination of noncontrolling interest				440,525	(440,525)
Cash paid in excess of book value of noncontrolling interest, net of taxes				(572,009)		(572,009)
Balance at Dec. 30, 2012	$ 1,888	$ 2,991,526	$ (284,294)	$ (1,205,216)		$ 1,503,904
Balance (in Shares) at Dec. 30, 2012	18,951,700					18,951,700